Note 18 - Derivatives - Derivatives Not Designated as Hedging Instruments and Ineffectiveness of Hedging Instruments (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Non-hedging interest rate swaps	$ (577)	$ 41
Forward contracts	2	(294)
Total	$ (575)	$ (253)